UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21798

UTOPIA FUNDS
(Exact name of registrant as specified in charter)

111 Cass Street, Traverse City, Michigan		49684
(Address of principal executive offices)		(Zip code)

Paul Sutherland 111 Cass Street, Traverse City, Michigan 49684
(Name and address of agent for service)

Registrant’s telephone number, including area code:		231.929.4500

Date of fiscal year end:	September 30

Date of reporting period:	October 1, 2008 - December 31, 2008

Item 1 – Schedule of Investments.

UTOPIA GROWTH FUND	as of December 31, 2008 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS (72.6%)
Agriculture (0.4%)
PRT Forest Regeneration Income Fund	37,300	$36,258

Apparel (0.7%)
Ocean Sky International Ltd.	1,010,000	59,587

Banks (0.3%)
Idaho Trust Bancorp*(1)(2)	18,000	25,425

Beverages (2.5%)
Diedrich Coffee, Inc.*	140,839	50,702
Swiss Water Decaffeinated Coffee Income Fund	50,700	157,501
		208,203
Building Materials (2.0%)
Dynasty Ceramic PCL(1)	525,000	162,853

Chemicals (1.6%)
Meghmani Organics Ltd.(1)	541,500	51,115
Yip’s Chemical Holdings Ltd.(1)	300,000	80,665
		131,780
Commercial Services (0.9%)
JobApp Network, Inc.*(1)(2)	103,253	0
Tree.com, Inc.*	27,849	72,407
		72,407
Diversified Financial Services (5.8%)
Premier Wealth Management*(1)(3)	161,000	16,100
Takagi Securities Co. Ltd.(1)	178,000	170,550
U.S. Global Investors, Inc.	33,129	162,001
WP Stewart & Co. Ltd.*	61,378	127,052
		475,703
Electronics (0.6%)
Sartorius AG(1)	4,423	50,575

Environmental Control (1.1%)
Sinomem Technology Ltd.*(1)	950,813	86,849

Food (5.6%)
Fyffes PLC(1)	250,000	87,156
Galaxy Nutritional Foods, Inc.*	565,844	113,169
Total Produce PLC	275,000	100,153
Turners & Growers Ltd.(1)	196,194	160,976
		461,454
Healthcare-Services (2.1%)
KPJ Healthcare BHD(1)	234,300	173,294

Holding Companies (2.4%)
Haw Par Corp.(1)	15,400	39,009
Hotung Investment Holdings Ltd.(1)	865,000	63,924
India Hospitality Corp.*	23,500	89,887
		192,820

Home Builders (1.2%)
Johor Land BHD(1)	498,800	101,922

Insurance (4.9%)
21st Century Holding Co.	43,719	202,419
Jerneh Asia BHD(1)	461,800	138,567
Singapore Reinsurance(1)	600,000	60,052
		401,038
Internet (2.2%)
CS Loxinfo PCL(1)	1,279,100	79,475
Sify Ltd.- ADR*	67,853	103,136
		182,611
Leisure Time (0.2%)
California WOW Xperience PCL*	173,119	11,946

Lodging (0.0%)(4)
Paliburg Holdings Ltd.(1)	1	0

Media (2.7%)
Independent News & Media PLC	232,289	135,615
Workpoint Entertainment PLC(1)	600,000	86,251
		221,866
Mining (2.8%)
Zijin Mining Group Co. Ltd.(1)	370,000	227,007

Miscellaneous Manufacturers (0.4%)
Cycle Country Accessories Corp.*	84,200	33,680

Oil & Gas (2.4%)
Aurora Oil & Gas Corp.*	498,000	34,860
Singapore Petroleum Co. Ltd.(1)	50,000	79,258
Thai Oil PLC(1)	115,000	79,126
		193,244
Pharmaceuticals (4.5%)
Apex Healthcare BHD(1)	398,000	149,917
C&O Pharmaceutical Technology Holdings Ltd.	714,000	63,186
Eu Yan Sang International Ltd.(1)	760,250	153,712
		366,815
Real Estate (6.4%)
APN Property Group Ltd.(1)	1,569,388	258,882
AVJennings Homes Ltd.(1)	424,299	109,779
NR Nordic and Russia Properties Ltd.	400,000	111,204
Ticon Industrial(1)	277,200	46,387
		526,252
REITS (4.2%)
ING Property Trust(1)	445,063	172,079
Parkway Life Real Estate Investment Trust(1)	225,000	119,188
Whiterock Real Estate Investment Trust	5,000	52,531
		343,798

Retail (3.8%)
Food Junction Holdings(1)	1,039,067	118,854
Modern Beauty Salon Holdings Ltd.(1)	2,028,000	152,397
Multi Indocitra Tbk PT	2,647,500	41,291
		312,542
Software (8.1%)
Kingdee International Software Group Co. Ltd.(1)	450,000	46,822
Market Leader, Inc.*	308,121	523,806
Software Service, Inc.	14,000	95,753
		666,381
Telecommunications (1.0%)
Longcheer Holdings Ltd.(1)	462,000	83,694

Toys-Games-Hobbies (1.8%)
Action Products International, Inc.*	215,483	148,899

TOTAL COMMON STOCKS (Identified Cost $14,015,264)		5,958,903

REGISTERED INVESTMENT COMPANIES (1.1%)
Closed-End Funds (1.1%)
JZ Capital Partners Ltd.(1)	127,000	89,343

TOTAL REGISTERED INVESTMENT COMPANIES (Identified Cost $364,394)		89,343

PREFERRED STOCKS (2.2%)
Schools (2.2%)
New Horizons Worldwide, Inc.*(1)(2)	11,470	177,326

TOTAL PREFERRED STOCKS (Identified Cost $239,584)		177,326

Interest	Maturity	Principal
Rate	Date	Amount	Value
CONVERTIBLE BONDS (3.9%)
Media (3.9%)
Liberty Media LLC
3.125%	03/30/2023	$450,000	322,875

TOTAL CONVERTIBLE BONDS (Identified Cost $455,676)			322,875

Exercise	Expiration
Price	Date	Shares	Value
WARRANTS (0.7%)
Holding Companies (0.4%)
India Hospitality Corp. *
$5.00	08/01/2010	47,000	31,724

Insurance (0.0%)(4)
Jerneh Asia BHD*
1.60 MYR	07/26/2012	48,900	2,685

Schools (0.3%)
New Horizons Worldwide, Inc.*(1)(2)
$0.75	07/03/2012	71,111	22,756

Toys-Games-Hobbies (0.0%)(4)
Action Products International, Inc.*(1)(2)
$3.75	01/31/2010	425	2

TOTAL WARRANTS (Identified Cost $43,543)			57,167

	Shares	Value
SHORT TERM INVESTMENTS (7.0%)
Money Markets (7.0%)
Northern Institutional Fund - Diversified Asset Portfolio
7 day yield 0.360%	571,353	571,353

TOTAL SHORT TERM INVESTMENTS (Identified Cost $571,353)		571,353

TOTAL INVESTMENTS (87.5%) (Identified Cost $15,689,814)		7,176,967

TOTAL OTHER ASSETS LESS LIABILITIES (12.5%)		1,029,191

NET ASSETS (100.0%)		$8,206,158

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

Principal	Acquisition		Value as a %
Amounts/Shares	Date(s)	Value	of Net Assets
Action Products International, Inc., Warrants*(1)(2)
425	01/10/2006	$2	0.0	%(3)
Idaho Trust Bancorp*(1)(2)
18,000	08/30/2006	25,425	0.3%
JobApp Network, Inc.*(1)(2)
103,253	09/14/2006-01/05/2007	0	0.0	%(3)
New Horizons Worldwide, Inc.*(1)(2)
11,470	07/03/2007	177,326	2.1%
Inc.New Horizons Worldwide, Warrants*(1)(2)
71,111	07/03/2007	22,756	0.3%
Premier Wealth Management*(1)(3)
161,000	05/26/2006-07/11/2006	16,100	0.2%
		$241,609	2.9%

* Non Income Producing Security.

(1) Fair valued security under procedures established by the Trust’s Board of Trustees. Total market value of fair valued securities as of December 31, 2008 is $3,721,287.

(2) This security is considered illiquid by the investment adviser.

(3)These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. These securities are considered liquid by the investment adviser. The cost of these securities is $111,066.

(4) Less than 0.05% of Net Assets.

ADR - American Depositary Receipt

BHD - Berhad ( Malaysian: equivalent to Public Limited Company)

LLC - Limited Liability Company

MYR – Maylaysian Ringgit

PCL - Public Company Limited

PLC - Public Limited Company

PT - Perseroan Terbuka (Indonesian: limited liability company)

REIT – Real Estate Investment Trust

Tbk - Terbuka (stock symbol in Indonesian)

See Notes to Schedule of Investments

UTOPIA CORE FUND	as of December 31, 2008 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS (71.8%)
Agriculture (0.4%)
PRT Forest Regeneration Income Fund	47,800	$46,464

Apparel (1.2%)
Ocean Sky International Ltd.	2,400,000	141,593

Banks (0.5%)
Idaho Trust Bancorp*(1)(2)	46,500	65,681

Beverages (1.4%)
Diedrich Coffee, Inc.*	150,094	54,034
Swiss Water Decaffeinated Coffee Income Fund	38,600	119,912
		173,946
Building Materials (2.8%)
Dynasty Ceramic PCL(1)	399,500	123,923
ENDO Lighting Corp.(1)	109,300	213,017
		336,940
Chemicals (2.1%)
Meghmani Organics Ltd.(1)	2,151,400	203,082
Yip’s Chemical Holdings Ltd.(1)	170,000	45,710
		248,792
Commercial Services (2.0%)
JobApp Network, Inc.*(1)(2)	270,222	0
Tree.com, Inc.*	88,883	231,096
		231,096
Diversified Financial Services (5.0%)
Premier Wealth Management*	364,600	36,460
Premier Wealth Management*(1)(3)	327,925	32,793
Takagi Securities Co., Ltd.(1)	154,000	147,555
U.S. Global Investors, Inc.	55,603	271,898
WP Stewart & Co., Ltd.*	52,000	107,640
		596,346
Environmental Control (0.7%)
Sinomem Technology Ltd.*(1)	915,000	83,577

Food (6.4%)
Fyffes PLC(1)	433,363	151,081
Galaxy Nutritional Foods, Inc.*	431,947	86,389
Tofutti Brands, Inc.*	77,956	159,810
Total Produce PLC	400,000	145,677
Turners & Growers Ltd.(1)	257,869	211,580
		754,537
Healthcare Products (1.1%)
LMA International NV*(1)	1,301,000	126,511

Healthcare-Services (2.1%)
KPJ Healthcare BHD(1)	340,000	251,472

Holding Companies (2.3%)
Hotung Investment Holdings Ltd.(1)	908,000	67,101
India Hospitality Corp.*	52,500	200,813
		267,914
Home Builders (0.9%)
Johor Land BHD(1)	539,200	110,178

Insurance (4.3%)
21st Century Holding Co.	28,052	129,881
Jerneh Asia BHD(1)	1,148,760	344,694
Singapore Reinsurance(1)	377,740	37,807
		512,382
Internet (1.6%)
CS Loxinfo PCL(1)	3,122,500	194,012
Sify Ltd.- ADR*	100	152
		194,164
Investment Companies (1.1%)
ARA Asset Management, Ltd.(1)(3)	500,000	128,267

Leisure Time (0.4%)
California WOW Xperience PCL*	636,873	43,948

Media (2.8%)
Independent News & Media PLC	300,000	175,146
Workpoint Entertainment PLC(1)	1,113,700	160,097
		335,243
Mining (2.6%)
Zijin Mining Group Co., Ltd.(1)	500,000	306,766

Miscellaneous Manufacturers (0.3%)
Cycle Country Accessories Corp.*	86,866	34,746

Oil & Gas (1.1%)
Aurora Oil & Gas Corp.*	270,680	18,948
Singapore Petroleum Co., Ltd.(1)	10,000	15,851
Thai Oil PLC(1)	140,000	96,328
		131,127
Pharmaceuticals (5.1%)
Apex Healthcare BHD(1)	615,800	231,956
C&O Pharmaceutical Technology Holdings Ltd.	2,000,000	176,991
Eu Yan Sang International Ltd.(1)	974,000	196,930
		605,877
Real Estate (4.8%)
APN Property Group Ltd.(1)	1,241,938	204,866
AVJennings Homes Ltd.(1)	486,719	125,929
NR Nordic and Russia Properties Ltd.	453,188	125,991
Ticon Industrial(1)	696,000	116,469
		573,255
REITS (3.8%)
ING Property Trust(1)	608,565	235,295
Parkway Life Real Estate Investment Trust(1)	405,000	214,538
		449,833

Retail (2.8%)
Food Junction Holdings(1)	1,099,867	125,808
Modern Beauty Salon Holdings Ltd.(1)	1,548,000	116,327
Multi Indocitra Tbk PT	5,405,000	84,298
		326,433
Software (7.9%)
Kingdee International Software Group Co., Ltd.(1)	492,000	51,192
Market Leader, Inc.*	400,386	680,656
Software Service, Inc.	29,800	203,817
		935,665
Telecommunications (1.4%)
Longcheer Holdings Ltd.(1)	969,000	175,540

Toys-Games-Hobbies (2.9%)
Action Products International, Inc.*	489,794	338,448

TOTAL COMMON STOCKS (Identified Cost $21,383,408)		8,526,741

REGISTERED INVESTMENT COMPANIES (0.8%)
Closed-End Funds (0.8%)
JZ Capital Partners Ltd.(1)	134,819	94,844

TOTAL REGISTERED INVESTMENT COMPANIES (Identified Cost $388,705)		94,844

PREFERRED STOCKS (1.4%)
Diversified Financial Services (0.3%)
Temecula Valley Statutory Trust VI, 9.450%	22,800	33,744

Schools (1.1%)
New Horizons Worldwide, Inc.*(1)(2)	8,602	132,987

TOTAL PREFERRED STOCKS (Identified Cost $407,677)		166,731

Interest	Maturity	Principal
Rate	Date	Amount	Value
CONVERTIBLE BONDS (6.3%)
Media (3.2%)
Liberty Media LLC
3.125%	03/30/2023	$525,000	376,687

Foreign Convertible Bonds (3.1%)
Investment Companies (3.1%)
Pargesa Netherlands NV - CHF
1.750%	06/15/2014	500,000	372,293

TOTAL CONVERTIBLE BONDS (Identified Cost $838,098)			748,980

STRUCTURED CORPORATE BONDS (7.3%)
LIBOR Floaters (4.3%)
National Semiconductor Corp.(4)
2.246%	06/15/2010	615,000	521,301

Non-Inversion (3.0%)
Toyota Motor Credit Corp. 30yr - 10yr CMS(4)
8.000%	05/23/2022	500,000	352,500

TOTAL STRUCTURED CORPORATE BONDS (Identified Cost $1,098,827)			873,801

Exercise	Expiration
Price	Date	Shares	Value
WARRANTS (0.9%)
Holding Companies (0.7%)
India Hospitality Corp*
$5.00	08/01/2010	114,000	76,950

Insurance (0.1%)
Jerneh Asia BHD*
1.60 MYR	07/26/2012	146,760	8,059

Schools (0.1%)
New Horizons Worldwide, Inc.*(1)(2)
$0.75	07/03/2012	53,333	17,067

Toys-Games-Hobbies (0.0%)(5)
Action Products International, Inc. *(1)(2)
$3.75	01/31/2010	320	1

TOTAL WARRANTS (Identified Cost $60,220)			102,077

TOTAL INVESTMENTS (88.5%) (Identified Cost $24,176,935)			10,513,174

TOTAL OTHER ASSETS LESS LIABILITIES (11.5%)			1,362,300

NET ASSETS (100.0%)			$11,875,474

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

Principal	Acquisition		Value as a %
Amounts/Shares	Date(s)	Value	of Net Assets
Action Products International, Inc. Warrants*(1)(2)
320	01/10/2006	1	0.0	%(5)
ARA Asset Management, Ltd.(1)(3)
500,000	06/26/2008	128,267	1.1%
Idaho Trust Bancorp*(1)(2)
46,500	08/30/2006	65,681	0.6%
JobApp Network, Inc.*(1)(2)
270,222	09/14/2006-01/05/2007	0	0.0	%(5)
New Horizons Worldwide, Inc.*(1)(2)
8,602	07/03/2007	132,987	1.1%
New Horizons Worldwide, Inc, Warrants*(1)(2)
53,333	07/03/2007	17,067	0.1%
Premier Wealth Management*(1)(3)
327,925	05/26/2006-07/11/2006	32,793	0.3%
		$376,796	3.2%

* Non Income Producing Security.

(1) Fair valued security under procedures established by the Trust’s Board of Trustees. Total market value of fair valued securities as of December 31, 2008 is $5,156,832.

(2) This security is considered illiquid by the investment adviser.

(3) These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. These securities are considered liquid by the investment adviser. The cost of these securities is $814,525.

(4) Represents a variable or increasing rate security. Rate disclosed is as of December 31, 2008.

(5) Less than 0.05% of Net Assets.

ADR - American Depositary Receipt

AG - Aktiengesellschaft (German: stock corporation)

BHD - Berhad (Malaysian: equivalent to Public Limited Company)

CHF – Swiss Franc

CMS- Constant Maturity Swap Curve

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

MYR – Maylaysian Ringgit

PCL - Public Company Limited

PLC - Public Limited Company

PT - Perseroan Terbuka (Indonesian: limited liability company)

REIT – Real Estate Investment Trust

Tbk - Terbuka (stock symbol in Indonesian)

See Notes to Schedule of Investments

UTOPIA CORE CONSERVATIVE FUND	as of December 31, 2008 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS (46.6%)
Agriculture (0.5%)
PRT Forest Regeneration Income Fund	60,057	$58,379

Apparel (0.6%)
Ocean Sky International Ltd.	1,063,000	62,714

Banks (0.4%)
Idaho Trust Bancorp*(1)(2)	28,500	40,256

Beverages (0.2%)
Diedrich Coffee, Inc.*	58,976	21,231

Building Materials (1.6%)
Dynasty Ceramic PCL(1)	300,000	93,059
ENDO Lighting Corp.(1)	42,600	83,024
		176,083
Chemicals (1.2%)
Meghmani Organics Ltd.(1)	799,000	75,422
Yip’s Chemical Holdings Ltd.(1)	200,000	53,777
		129,199
Commercial Services (1.4%)
JobApp Network, Inc.*(1)(2)	127,434	0
Tree.com, Inc.*	60,400	157,040
		157,040
Diversified Financial Services (1.2%)
Premier Wealth Management*	188,000	18,800
Premier Wealth Management*(1)(3)	42,000	4,200
Takagi Securities Co., Ltd.(1)	72,000	68,987
WP Stewart & Co., Ltd.*	23,292	48,214
		140,201
Engineering & Construction (1.8%)
CH. Karnchang PCL(1)	1,892,600	200,317

Food (2.2%)
Tofutti Brands, Inc.*	46,700	95,735
Total Produce PLC	350,000	127,467
Turners & Growers Ltd.(1)	34,549	28,347
		251,549
Healthcare Products (1.2%)
LMA International NV*(1)	1,376,000	133,804

Healthcare-Services (1.6%)
KPJ Healthcare BHD(1)	248,000	183,427

Holding Companies (2.9%)
Haw Par Corp.(1)	80,000	202,644
India Hospitality Corp.*	31,000	118,575
		321,219

Insurance (3.8%)
21st Century Holding Co.	41,400	191,682
Jerneh Asia BHD(1)	654,200	196,297
Singapore Reinsurance(1)	359,000	35,931
		423,910
Internet (0.7%)
CS Loxinfo PCL(1)	1,206,200	74,945
Sify Ltd.- ADR*	707	1,075
		76,020
Leisure Time (0.2%)
California WOW Xperience PCL*	353,852	24,418

Lodging (0.0%)(3)
Paliburg Holdings Ltd.(1)	1	0

Media (1.9%)
Independent News & Media PLC	180,000	105,088
Workpoint Entertainment PLC(1)	771,300	110,876
		215,964
Mining (3.1%)
Barrick Gold Corp.	3,000	110,310
Zijin Mining Group Co., Ltd.(1)	380,000	233,142
		343,452
Oil & Gas (2.6%)
Aurora Oil & Gas Corp.*	266,400	18,648
BP PLC - ADR	3,000	140,220
Singapore Petroleum Co., Ltd.(1)	40,000	63,406
Thai Oil PLC(1)	104,000	71,558
		293,832
Pharmaceuticals (2.8%)
Apex Healthcare BHD(1)	451,000	169,881
Eu Yan Sang International Ltd.(1)	736,000	148,809
		318,690
Real Estate (3.2%)
APN Property Group Ltd.(1)	893,200	147,340
NR Nordic and Russia Properties Ltd.	550,000	152,905
Ticon Industrial(1)	387,000	64,761
		365,006
REITS (3.7%)
ING Property Trust(1)	610,000	235,849
Whiterock Real Estate Investment Trust	17,333	182,109
		417,958
Software (5.7%)
Kingdee International Software Group Co., Ltd.(1)	500,000	52,024
Market Leader, Inc.*	289,380	491,946
Software Service, Inc.	14,500	99,173
		643,143
Telecommunications (0.8%)
Longcheer Holdings Ltd.(1)	500,000	90,578

Toys-Games-Hobbies (1.3%)
Action Products International, Inc.*	217,990	150,631

TOTAL COMMON STOCKS (Identified Cost $12,467,289)		5,239,021

REGISTERED INVESTMENT COMPANIES (0.4%)
Closed-End Funds (0.4%)
JZ Capital Partners Ltd.(1)	64,776	45,569

TOTAL REGISTERED INVESTMENT COMPANIES (Identified Cost $175,854)		45,569

PREFERRED STOCKS (3.4%)
Banks (2.1%)
Santander Finance Preferred SA Unipersonal, Series 6, 4.000%(5)	19,250	231,000

Diversified Financial Services (0.5%)
Temecula Valley Statutory Trust VI, 9.450%	40,200	59,496

Schools (0.8%)
New Horizons Worldwide, Inc.*(1)(2)	5,735	88,663

TOTAL PREFERRED STOCKS (Identified Cost $863,843)		379,159

Interest	Maturity	Principal
Rate	Date	Amount	Value
CONVERTIBLE BONDS (6.9%)
Media (3.5%)
Liberty Media LLC
3.125%	03/30/2023	$550,000	394,625

Transportation (1.4%)
YRC Worldwide, Inc.
5.000%	08/08/2023	506,000	151,800

Foreign Convertible Bonds (2.0%)
Investment Companies (2.0%)
Pargesa Netherlands NV - CHF
1.750%	06/15/2014	300,000	223,376

TOTAL CONVERTIBLE BONDS (Identified Cost $1,199,652)			769,801

CORPORATE BONDS (13.3%)
Distribution-Wholesale (3.6%)
Owens & Minor, Inc.
6.350%	04/15/2016	484,000	407,855

Diversified Financial Services (1.8%)
Jefferies Group, Inc.
6.450%	06/08/2027	350,000	204,620

Electronics (1.6%)
Fisher Scientific International, Inc.
6.125%	07/01/2015	200,000	176,250

Office/Business Equipment (3.3%)
Xerox Corp.
7.625%	06/15/2013	445,000	371,395

Retail (3.0%)
Ltd. Brands, Inc.
6.900%	07/15/2017	550,000	333,745

TOTAL CORPORATE BONDS (Identified Cost $1,907,364)			1,493,865

STRUCTURED CORPORATE BONDS (8.5%)
LIBOR Floaters (8.5%)
Meridian Funding Co., LLC(1)(3)(5)
4.071%	07/26/2010	635,833	551,664
National Semiconductor Corp.(5)
2.246%	06/15/2010	475,000	402,631

TOTAL STRUCTURED CORPORATE BONDS (Identified Cost $1,083,938)			954,295

Exercise	Expiration
Price	Date	Shares	Value
WARRANTS (0.5%)
Holding Companies (0.4%)
India Hospitality Corp.*
$5.00	08/01/2010	62,000	41,850

Insurance (0.0%)(4)
Jerneh Asia BHD*
1.60 MYR	07/26/2012	17,100	939

Schools (0.1%)
New Horizons Worldwide, Inc.*(1)(2)
$0.75	07/03/2012	35,556	11,378

Toys-Games-Hobbies (0.0%)(4)
Action Products International, Inc.*(1)(2)
$3.75	01/31/2010	215	1

TOTAL WARRANTS (Identified Cost $35,247)			54,168

	Shares	Value
SHORT TERM INVESTMENTS (14.8%)
Money Markets (14.8%)
Northern Institutional Fund - Diversified Asset Portfolio
7 day yield 0.360%	1,667,157	1,667,157

TOTAL SHORT TERM INVESTMENTS (Identified Cost $1,667,157)		1,667,157

TOTAL INVESTMENTS (94.4%) (Identified Cost $19,400,344)		10,603,035

TOTAL OTHER ASSETS LESS LIABILITIES (5.6%)		628,966

NET ASSETS (100.0%)		$11,232,001

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

Principal	Acquisition		Value as a %
Amounts/Shares	Date(s)	Value	of Net Assets
Action Products International, Inc., Warrants*(1)(2)
215	01/10/2006	1	0.0	%(4)
Idaho Trust Bancorp*(1)(2)
28,500	08/30/2006	40,256	0.4%
JopApp Network, Inc.*(1)(2)
127,434	09/14/2006-01/05/2007	0	0.0	%(4)
Meridian Funding Co., LLC(1)(3)(4)
635,833	12/11/2007	551,664	4.9%
New Horizons Worldwide, Inc.*(1)(2)
5,735	07/03/2007	88,663	0.8%
New Horizons Worldwide, Inc., Warrants*(1)(2)
35,556	07/03/2007	11,378	0.1%
Premier Wealth Management*(1)(3)
42,000	05/26/2006-07/11/2006	4,200	0.0	%(4)
		$696,162	6.2%

* Non Income Producing Security.

(1) Fair valued security under procedures established by the Trust’s Board of Trustees. Total market value of fair valued securities as of December 31, 2008 is $3,559,936.

(2) This security is considered illiquid by the investment adviser.

(3) These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. These securities are considered liquid by the investment adviser. The cost of these securities is $664,512.

(4) Less than 0.05% of Net Assets.

ADR - American Depositary Receipt

BHD - Berhad (Malaysian; equivalent to Public Limited Company

CHF- Swiss Franc

LIBOR – London Interbank Offered Rate

LLC - Limited Liability Company

MYR – Maylaysian Ringgit

NV – Naamloze Vennotschap

PCL - Public Company Limited

PLC - Public Limited Company

REIT – Real Estate Investment Trust

SA – Societe Anonyme (French company designation)

See Notes to Schedule of Investments

UTOPIA YIELD INCOME FUND	as of December 31, 2008 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS (35.6%)
Agriculture (0.4%)
PRT Forest Regeneration Income Fund	26,700	$25,954

Banks (0.2%)
Idaho Trust Bancorp*(1)(2)	9,500	13,419

Beverages (0.2%)
Diedrich Coffee, Inc.*	34,399	12,384

Chemicals (1.6%)
Meghmani Organics Ltd.(1)	490,100	46,263
Yip’s Chemical Holdings Ltd.(1)	200,000	53,777
		100,040
Commercial Services (1.1%)
JobApp Network, Inc.*(1)(2)	30,707	0
Tree.com, Inc.*	28,000	72,800
		72,800
Diversified Financial Services (0.6%)
Premier Wealth Management*(1)(3)	58,000	5,800
WP Stewart & Co., Ltd.*	17,000	35,190
		40,990
Food (0.0%)(4)
Turners & Growers Ltd.(1)	3,531	2,897

Healthcare-Services (1.1%)
KPJ Healthcare BHD(1)	100,000	73,962

Holding Companies (2.7%)
Haw Par Corp.(1)	50,000	126,653
India Hospitality Corp.*	12,500	47,813
		174,466
Home Builders (1.5%)
Johor Land BHD(1)	459,000	93,790

Insurance (2.0%)
21st Century Holding Co.	6,868	31,799
Singapore Reinsurance(1)	967,800	96,864
		128,663
Media (1.5%)
Independent News & Media PLC	75,000	43,786
Workpoint Entertainment PLC(1)	372,000	53,476
		97,262
Mining (3.6%)
Zijin Mining Group Co., Ltd.(1)	380,000	233,142

Oil & Gas (3.9%)
BP PLC - ADR	2,000	93,480
Singapore Petroleum Co., Ltd.(1)	70,000	110,960
Thai Oil PLC(1)	70,000	48,164
		252,604
Pharmaceuticals (2.5%)
Apex Healthcare BHD(1)	220,000	82,868
Eu Yan Sang International Ltd.(1)	390,000	78,853
		161,721
Real Estate (3.4%)
APN Property Group Ltd.(1)	633,597	104,517
AVJennings Homes Ltd.(1)	66,532	17,214
NR Nordic and Russia Properties Ltd.	344,223	95,697
		217,428
REITS (3.9%)
ING Property Trust(1)	425,000	164,322
Whiterock Real Estate Investment Trust	8,500	89,303
		253,625
Software (4.8%)
Market Leader, Inc.*	128,132	217,824
Software Service, Inc.	13,000	88,913
		306,737
Toys-Games-Hobbies (0.6%)
Action Products International, Inc.*	59,556	41,153

TOTAL COMMON STOCKS (Identified Cost $5,354,285)		2,303,037

INVESTMENT COMPANIES (0.3%)
Closed-End Funds (0.3%)
JZ Capital Partners Ltd.(1)	25,000	17,587

TOTAL INVESTMENT COMPANIES (Identified Cost $68,327)		17,587

PREFERRED STOCKS (3.5%)
Banks (2.4%)
Santander Finance Preferred SA Unipersonal, Series 6, 4.000%(5)	13,200	158,400

Diversified Financial Services (0.4%)
Temecula Valley Statutory Trust VI, 9.450%	17,877	26,458

Schools (0.7%)
New Horizons Worldwide, Inc.*(1)(2)	2,867	44,324

TOTAL PREFERRED STOCKS (Identified Cost $469,086)		229,182

Interest	Maturity	Principal
Rate	Date	Amount	Value
CONVERTIBLE BONDS (7.3%)
Media (4.2%)
Liberty Media LLC
3.125%	03/30/2023	$375,000	269,063

Transportation (0.8%)
YRC Worldwide, Inc.
5.000%	08/08/2023	178,000	53,400

Foreign Convertible Bonds (2.3%)
Investment Companies 2.3%
Pargesa Netherlands NV - CHF
1.750%	06/15/2014	200,000	148,917

TOTAL CONVERTIBLE BONDS (Identified Cost $664,384)			471,380

CORPORATE BONDS (23.1%)
Banks (6.0%)
National City Bank
2.700%	08/24/2009	454,545	386,182

Distribution-Wholesale (7.8%)
Owens & Minor, Inc.
6.350%	04/15/2016	600,000	505,606

Diversified Financial Services (3.2%)
Jefferies Group, Inc.
6.450%	06/08/2027	350,000	204,620

Office/Business Equipment (1.9%)
Xerox Corp.
7.625%	06/15/2013	145,000	121,016

Retail (4.2%)
Ltd. Brands, Inc.
6.900%	07/15/2017	450,000	273,064

TOTAL CORPORATE BONDS (Identified Cost $1,867,307)			1,490,488

STRUCTURED CORPORATE BONDS (5.5%)
LIBOR Floaters (5.5%)
Meridian Funding Co., LLC(1)(3)(5)
4.071%	07/26/2010	256,667	222,690
National Semiconductor Corp.(5)
2.246%	06/15/2010	160,000	135,623

TOTAL STRUCTURED CORPORATE BONDS (Identified Cost $406,150)			358,313

Exercise	Expiration
Price	Date	Shares	Value
WARRANTS (0.4%)
Holding Companies (0.3%)
India Hospitality Corp.*
$5.00	08/01/2010	25,000	16,876

Insurance (0.0%)(4)
Jerneh Asia BHD*
1.60 MYR	07/26/2012	24,660	1,354

Schools (0.1%)
New Horizons Worldwide, Inc.*(1)(2)
$0.75	07/03/2012	17,778	5,689

Toys-Games-Hobbies (0.0%)(4)
Action Products International, Inc.*(1)(2)
$3.75	01/31/2010	105	0

TOTAL WARRANTS (Identified Cost $15,523)			23,919

	Shares	Value
SHORT TERM INVESTMENTS (21.4%)
Money Markets (21.4%)
Northern Institutional Fund - Diversified Asset Portfolio
7 day yield 0.360%	1,379,900	1,379,900

TOTAL SHORT TERM INVESTMENTS (Identified Cost $1,379,900)		1,379,900

TOTAL INVESTMENTS (97.1%) (Identified Cost $10,224,962)		6,273,806

TOTAL OTHER ASSETS LESS LIABILITIES (2.9%)		188,842

NET ASSETS (100.0%)		$6,462,648

SCHEDULE OF RESTRICTED AND ILLIQUID SECURITIES

Principal	Acquisition		Value as a %
Amounts/Shares	Date(s)	Value	of Net Assets
Action Products International, Inc., Warrants
105	01/10/2006	$0	0.0	%(4)
Idaho Trust Bancorp*(1)(2)
9,500	08/30/2006	13,419	0.2%
JopApp Network, Inc.*(1)(2)
30,707	09/14/2006-01/05/2007	0	0.0	%(4)
Meridian Funding Co., LLC
256,667	12/11/2007	222,690	3.4%
New Horizons Worldwide, Inc.*(1)(2)
2,867	07/03/2007	44,324	0.7%
New Horizons Worldwide, Inc. Warrants *(1)(2)
17,778	07/03/2007	5,689	0.1%
Premier Wealth Management*(1)(2)
58,000	05/26/2006-07/11/2006	5,800	0.1%
		$291,922	4.5%

* Non Income Producing Security.

(1) Fair valued security under procedures established by the Trust’s Board of Trustees. Total market value of fair valued securities as of December 31, 2008 is $1,697,231.

(2) This security is considered illiquid by the investment adviser.

(3) These securities are not registered, but may be resold only to “qualified institutional buyers” in transactions exempt from registration in accordance with Rule 144A under the Securities Act of 1933 and are technically considered “restricted securities”. These securities are considered liquid by the investment adviser. The cost of these securities is $290,825.

(4) Less than 0.05% of Net Assets.

(5) Represents a variable or increasing rate security. Rate disclosed is as of December 31, 2008.

ADR - American Depositary Receipt

BHD - Berhad ( Malaysian: equivalent to Public Limited Company)

CHF – Swiss Franc

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

MYR – Maylaysian Ringgit

NV – Naamloze Vennotschap

PLC - Public Limited Company

REIT – Real Estate Investment Trust

SA – Societe Anonyme (French company designation)

See Notes to Schedule of Investments

UTOPIA FUNDS

NOTES T0 SCHEDULE OF INVESTMENTS

December  31, 2008 (Unaudited)

1. ORGANIZATION

Utopia Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized on May 23, 2005 as a Delaware statutory trust pursuant to a Declaration of Trust governed by the laws of the State of Delaware. The Trust currently consists of shares of beneficial interest (“shares”) of the Utopia Growth Fund, Utopia Core Fund, Utopia Core Conservative Fund, and the Utopia Yield Income Fund. Each Fund is non-diversified with an investment objective to seek long-term absolute total return. The Declaration of Trust permits the Trustees to create additional funds and classes. However, the Board of Trustees has approved a plan to liquidate and terminate the Funds on March 31, 2009.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates: The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Security Valuation: A Fund’s net asset value (“NAV”) per share is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is generally 4:00 p.m. Eastern time, on each day when the NYSE is open for trading. The Funds do not price their shares on days when the NYSE is closed for trading. When net asset value is computed, quotations of foreign securities in foreign currencies are converted into the U.S. dollar equivalents at the prevailing market rates. Trading in securities on exchanges and over-the-counter markets in Europe and Asia is normally completed at various times prior to the current closing time of the NYSE. Trading on foreign exchanges may not take place on every day that the NYSE is open. Conversely, trading in various foreign markets may take place on days when the NYSE is not open and on other days when net asset value is not calculated. Consequently, calculation of the net asset value for a Fund may not occur at the same time as determination of the most current market prices of the securities included in the calculation, and the value of the net assets held by the Fund may be significantly affected on days when shares are not available for purchase or redemption.

The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

Foreign equity securities are valued as of the close of trading on the primary exchange or market on which they trade. The Funds’ accounting services provider will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of regular trading on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct the accounting services provider when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sale price (or the latest bid price) and there is no guarantee that a fair valued security will be sold at the price at which a fund is carrying the security.

Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. The value assigned to a security by a pricing service is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. There is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Other securities, and all other assets, including securities for which a market price is not available or the value of which is materially affected by a valuation event which occurred prior to the time when net asset value is computed, are valued at a fair value as determined in good faith by the Board of Trustees, or under the direction of the Board of Trustees, and in accordance with the Funds’ valuation procedures or by the Funds’ Pricing Committee (which is comprised of employees of the Adviser) and/or the Board’s Valuation Committee under the supervision of the Board of Trustees and in accordance with the Funds’ valuation procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

Reverse Convertible Bonds:  A reverse convertible bond is a short-term bond that is linked to an underlying stock. At maturity, the investor receives either 100 percent of the original investment amount or a predetermined number of shares of the underlying stock. The stated coupon is paid regardless of what happens at maturity. The primary risk of these securities is that they are not principal protected. At maturity, the investor may receive shares of the underlying stock worth less than their original investment amount. As of December 31, 2008, the Funds’ did not hold any convertible bonds.

Consumer Price Index Linked Bonds:  A Consumer Price Index (“CPI”) linked bond pays a coupon that is determined based on the monthly percentage difference of the CPI Index as measured by the Consumer Price Index for All Urban Consumers. This Index is published monthly by the U.S. Bureau of Labor Statistics and is a measure of inflation in the United States. The primary risk is the interest rate applicable to notes linked to an index such as the Consumer Price Index may be linked to period-over-period changes in the level of the index for the relevant index measurement period. If the index does not increase during the relevant measurement period, holders of these notes may not receive any interest payments for the applicable interest period. As of December 31, 2008, the Funds’ did not hold any CPI linked bonds.

Range Notes: Range notes are securities whose coupon payments are linked to a reference range of a specified index. For example, as long as the Libor Yield remains within a fixed target range, coupon payments are made. The primary risk is if the Libor Yield is outside the specified reference range. As of December 31, 2008, the Funds’ did not hold any range notes.

Non-Inversion Notes:  A non-inversion note is a bond that pays a stated coupon as long as the yield curve between two stated maturities on the CMS curve, Constant Maturity Swap Curve, do not invert. The primary risk is if the interest rate changes. As of December 31, 2008, the Core Fund held one non-inversion note.

Fixed to Float: A fixed to float bond indicates the structured note coupon rate changes from Fixed to Floater over the life of the security. The primary risk is after the fixed period, the coupon rate falls to a lower rate. As of December 31, 2008 the Funds’ did not hold any fixed to floats.

London Interbank Offered Rate Floater: A London Interbank Offered Rate (LIBOR) floater is a bond whose interest adjusts based on a LIBOR benchmark. The primary risk is if LIBOR falls. As of December 31, 2008, the Utopia Core Fund, Utopia Core Conservative Fund and the Utopia Yield Income Fund held LIBOR floaters.

Foreign Currency Transactions:  The books and records of the Funds are maintained in U.S. dollars. The Funds may purchase securities that are denominated in a foreign currency or debt obligations that are payable in a foreign currency. Investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the day of valuation.  Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange on the dates of such transactions.

Futures Contracts: The Funds will use such instruments for the purpose of speculation, bona fide hedging or risk management. A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Funds may buy and sell stock index futures contracts, interest rate futures contracts, currency futures and other commodity futures. The Fund may also buy or write put or call options on these futures contracts.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value.  Subsequent payments (variation margin) are made or received by the Fund periodically.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities. As of December 31, 2008, the Funds did not have any futures contracts.

Options: The Funds may write put and call options for speculative, bona fide hedging or risk management purposes. When a Fund writes a put or call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may also purchase put and call options. When a Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities, as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. As of December 31, 2008, the Funds did not hold any options.

Swap Agreements: The Funds may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements and related caps, floors, and collars. The Funds will use such instruments for the purpose of speculation, bona fide hedging or risk management purposes. Swap agreements are two party contracts in which the parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of particular securities or securities representing a particular index. Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the counter party is obligated to pay the amount of any net depreciation. A Fund records an increase or decrease to realized gain (loss), in the amount due to or owed by the Fund at termination or settlement. As of December 31, 2008, the Funds did not have any swap agreements.

Short Sales: Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.  As of December 31, 2008, the Funds did not have any securities sold short.

Securities Lending: Each Fund may seek additional income at times by lending its portfolio securities up to 33 1/3% of its total assets to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed the maximum permitted under the 1940 Act. Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the Adviser of the borrower’s financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding. As of December 31, 2008, the Funds did not have any securities on loan.

Warrants: The Funds may invest in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein). As of December 31, 2008, each Fund held warrants.

Restricted Securities: The Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the 1933 Act. These securities are sometimes referred to as private placements. Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the 1933 Act are technically considered “restricted securities,” the Funds may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities, provided that a determination is made that such securities have a readily available trading market. The Funds may also purchase certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the 1933 Act (“4(2) Paper”). The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper pursuant to procedures adopted by the Board of Trustees. The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Funds might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. The Funds might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities. As of December 31, 2008, each Fund held restricted securities.

Borrowings: The Funds may borrow, including through reverse repurchase agreements, to increase their portfolio holdings of securities in efforts to enhance performance (commonly referred to as “leverage”). Any borrowings for non-temporary purposes shall be from a bank. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Funds to maintain continuous asset coverage of not less than 300% with respect to all borrowings, which means that a Fund may borrow up to 33 1/3% of its total assets. As of December 31, 2008, each Fund did not have any borrowings; however, the Utopia Core Fund had a cash overdraft balance held at the custodian.

Other: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis. Expenses shared by the Funds are allocated among the Funds based on each Fund’s ratio of relative net assets to the combined net assets.

Use of Estimates:  The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.  This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Federal Income Taxes:  Each Fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year.  Each Fund is not subject to income taxes to the extent such distributions are made.

Distributions to Shareholders:  Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded by the Funds on the ex-dividend date.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by a Fund.

3.  UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

At December 31, 2008, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Utopia Growth Fund	Utopia Core Fund
Gross appreciation (excess of value over tax cost)	$—	$—
Gross depreciation (excess of tax cost over value)	(9,135,431)	(14,524,170)
Net unrealized depreciation	$(9,135,431)	$(14,524,170)
Cost of investments for income tax purposes	$16,312,398	$25,037,344

	Utopia Core Conservative Fund	Utopia Yield Income Fund
Gross appreciation (excess of value over tax cost)	$—	$—
Gross depreciation (excess of tax cost over value)	(9,254,942)	(4,348,765)
Net unrealized depreciation	$(9,254,942)	$(4,348,765)
Cost of investments for income tax purposes	$19,857,977	$10,622,571

The differences between book and tax net unrealized appreciation are wash sale loss deferrals.

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s assets:

	Utopia Growth Fund
Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation
Level 1 - Quoted Prices	$3,148,905
Level 2 - Other Significant Observable Inputs	3,802,555	—
Level 3 - Significant Unobservable Inputs	225,507	—
Total	$7,176,967	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Utopia Growth Fund:

	Utopia Growth Fund
	Investments in Securities	Other Financial Instruments (OFI)	OFI - Market Value
Balance as of 9/30/08	$543,887	$—	$—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(318,380)	—	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 12/31/08	$225,507	$—	$—

	Utopia Core Fund
Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation
Level 1 - Quoted Prices	$3,766,354
Level 2 - Other Significant Observable Inputs	6,531,085	—
Level 3 - Significant Unobservable Inputs	215,735	—
Total	$10,513,174	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Utopia Core Fund:

	Utopia Core Fund
	Investments in Securities	Other Financial Instruments (OFI)	OFI - Market Value
Balance as of 9/30/08	$653,126	$—	$—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(437,391)	—	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 12/31/08	$215,735	$—	$—

	Utopia Core Conservative Fund
Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation
Level 1 - Quoted Prices	$4,381,002
Level 2 - Other Significant Observable Inputs	6,081,736	—
Level 3 - Significant Unobservable Inputs	140,297	—
Total	$10,603,035	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Utopia Core Conservative Fund:

	Utopia Core Conservative Fund
	Investments in Securities	Other Financial Instruments (OFI)	OFI - Market Value
Balance as of 9/30/08	$410,778	$—	$—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(270,481)	—	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 12/31/08	$140,297	$—	$—

	Utopia Yield Income Fund
Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation
Level 1 - Quoted Prices	$2,484,884
Level 2 - Other Significant Observable Inputs	3,725,490	—
Level 3 - Significant Unobservable Inputs	63,432	—
Total	$6,273,806	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as written options, short sales, currency contracts, futures, forward contracts and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Utopia Yield Income Fund:

	Utopia Yield Income Fund
	Investments in Securities	Other Financial Instruments (OFI)	OFI - Market Value
Balance as of 9/30/08	169,237	—	—
Realized gain (loss)
Change in unrealized appreciation/(depreciation)	(105,805)	—	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of 12/31/08	$63,432	$—	$—

5. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB issued FASB Statement No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”), which is intended to improve financial reporting about derivative instruments and hedging activities. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Each Fund is currently evaluating the potential impact, if any, the adoption of SFAS No. 161 will have on the Fund’s financial statements.

Item 2 - Controls and Procedures.

(a)                                 The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTOPIA FUNDS

By:	/s/ Paul Sutherland
Paul Sutherland
President (Principal Executive Officer)

Date:	February 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul Sutherland
Paul Sutherland
President (Principal Executive Officer)

Date:	February 19, 2009

By:	/s/ Matthew Bohrer
Matthew Bohrer
Treasurer (Principal Financial Officer)

Date:	February 19, 2009

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